Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Decrease in minimum pension liability deferred tax expense	$ 15	$ (107)	$ (2,188)
Pension reclassification deferred tax expense	$ 0	$ 0	$ 7,780